Statements of financial position - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash	$ 3,065,751	$ 1,303,703
Gold bullion	2,021,998,963	2,258,396,671
Subscriptions receivable		4,126
Prepaid assets	29,047	182,650
Total assets	2,025,093,761	2,259,887,150
Current liabilities
Accounts payable	585,191	303,109
Total liabilities	585,191	303,109
Equity
Unitholders' capital	2,331,509,492	2,507,485,432
Unit premiums and reserves	123,748	122,317
Retained earnings (deficit)	(205,350,035)	(146,851,907)
Underwriting commissions and issue expenses	(101,774,635)	(101,171,801)
Total equity (note 7)	2,024,508,570	2,259,584,041
Total liabilities and equity	$ 2,025,093,761	$ 2,259,887,150
Total equity per Unit	$ 10.45	$ 10.67